Shareholder Report	12 Months Ended	92 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000141505
Shareholder Report [Line Items]
Fund Name	Asia Opportunities Fund
Class Name	Investor Class
Trading Symbol	TRAOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - Investor Class	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in the information technology sector boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. Correspondingly, Taiwan was a major contributor to relative returns from a market perspective, due to stock selection.

  Stock choices in financials dampened relative returns. Shares of Taiwan-based Chailease Holding fell over the reporting period amid concerns about the leasing company’s exposure to China, despite the stock’s bounce in September after Beijing stepped up economic stimulus. At the market level, stock selection and an underweight position in China, which finished higher, hurt relative performance. Fast-food restaurant operator Yum China Holdings was a relative detractor.

  The fund seeks long-term capital growth and is focused on identifying high-quality companies with durable growth potential, which we believe is typically a result of strong business moats, capable management teams, and long-term industry tailwinds. Our largest absolute market position at period-end was in China, where we actively adjusted our exposure amid shifting economic and policy signals during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Asia Opportunities Fund (Investor Class)	24.48%	3.38%	5.98%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	4.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 86,282,000	$ 86,282,000
Holdings Count | Holding	58	58
Advisory Fees Paid, Amount	$ 258,000
InvestmentCompanyPortfolioTurnover	60.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$86,282 Number of Portfolio Holdings58
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	29.5%
Information Technology	24.4
Consumer Discretionary	17.6
Communication Services	14.9
Real Estate	4.6
Industrials & Business Services	3.7
Consumer Staples	1.8
Energy	1.2
Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.3%
Tencent Holdings	7.7
Alibaba Group Holding	3.5
ICICI Bank	3.4
Bank Central Asia	3.4
AIA Group	2.9
Ping An Insurance Group	2.9
Samsung Electronics	2.4
KE Holdings	2.4
Infosys	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141506
Shareholder Report [Line Items]
Fund Name	Asia Opportunities Fund
Class Name	Advisor Class
Trading Symbol	PAAOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - Advisor Class	$140	1.25%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in the information technology sector boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. Correspondingly, Taiwan was a major contributor to relative returns from a market perspective, due to stock selection.

  Stock choices in financials dampened relative returns. Shares of Taiwan-based Chailease Holding fell over the reporting period amid concerns about the leasing company’s exposure to China, despite the stock’s bounce in September after Beijing stepped up economic stimulus. At the market level, stock selection and an underweight position in China, which finished higher, hurt relative performance. Fast-food restaurant operator Yum China Holdings was a relative detractor.

  The fund seeks long-term capital growth and is focused on identifying high-quality companies with durable growth potential, which we believe is typically a result of strong business moats, capable management teams, and long-term industry tailwinds. Our largest absolute market position at period-end was in China, where we actively adjusted our exposure amid shifting economic and policy signals during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Asia Opportunities Fund (Advisor Class)	24.32%	3.27%	5.85%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	4.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 86,282,000	$ 86,282,000
Holdings Count | Holding	58	58
Advisory Fees Paid, Amount	$ 258,000
InvestmentCompanyPortfolioTurnover	60.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$86,282 Number of Portfolio Holdings58
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	29.5%
Information Technology	24.4
Consumer Discretionary	17.6
Communication Services	14.9
Real Estate	4.6
Industrials & Business Services	3.7
Consumer Staples	1.8
Energy	1.2
Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.3%
Tencent Holdings	7.7
Alibaba Group Holding	3.5
ICICI Bank	3.4
Bank Central Asia	3.4
AIA Group	2.9
Ping An Insurance Group	2.9
Samsung Electronics	2.4
KE Holdings	2.4
Infosys	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184323
Shareholder Report [Line Items]
Fund Name	Asia Opportunities Fund
Class Name	I Class
Trading Symbol	TRASX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asia Opportunities Fund - I Class	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in the information technology sector boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. Correspondingly, Taiwan was a major contributor to relative returns from a market perspective, due to stock selection.

  Stock choices in financials dampened relative returns. Shares of Taiwan-based Chailease Holding fell over the reporting period amid concerns about the leasing company’s exposure to China, despite the stock’s bounce in September after Beijing stepped up economic stimulus. At the market level, stock selection and an underweight position in China, which finished higher, hurt relative performance. Fast-food restaurant operator Yum China Holdings was a relative detractor.

  The fund seeks long-term capital growth and is focused on identifying high-quality companies with durable growth potential, which we believe is typically a result of strong business moats, capable management teams, and long-term industry tailwinds. Our largest absolute market position at period-end was in China, where we actively adjusted our exposure amid shifting economic and policy signals during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Asia Opportunities Fund (I Class)	24.92%	3.70%	6.81%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	5.80

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 86,282,000	$ 86,282,000
Holdings Count | Holding	58	58
Advisory Fees Paid, Amount	$ 258,000
InvestmentCompanyPortfolioTurnover	60.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$86,282 Number of Portfolio Holdings58
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	29.5%
Information Technology	24.4
Consumer Discretionary	17.6
Communication Services	14.9
Real Estate	4.6
Industrials & Business Services	3.7
Consumer Staples	1.8
Energy	1.2
Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.3%
Tencent Holdings	7.7
Alibaba Group Holding	3.5
ICICI Bank	3.4
Bank Central Asia	3.4
AIA Group	2.9
Ping An Insurance Group	2.9
Samsung Electronics	2.4
KE Holdings	2.4
Infosys	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless